Payments, by Category - 12 months ended Dec. 31, 2023 $ in Millions	USD ($) [1]
Payments:
Taxes	$ 438.7
Royalties	113.4
Fees	12.1
Total Payments	$ 564.2

[1]
When payments are made in A$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2023 were A$/US$: 0.66, US$/ZAR: 18.45, US$/PEN: 3.74, US$/CLP: 840.08, US$/GH ₵ :11.63 and GBP/US$: 1.24 .